Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer Agency	Dec. 31, 2017 USD ($) customer Agency	Dec. 31, 2016 Agency
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,825,865	$ 1,792,683
Current liabilities denominated in RMB	629,844	484,876
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,730,000	1,790,000
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 950,800	$ 871,200
Percentage of benchmark derived from specified source	52.00%	49.00%
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	7.00%	7.00%	9.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	13.00%	25.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Customer 1
Concentration of risks
Percentage of benchmark derived from specified source	6.00%	10.00%
Number of customers | customer	1	1
Consolidated net accounts receivables benchmark | Concentration of credit risk | Customer 2
Concentration of risks
Percentage of benchmark derived from specified source	22.00%	6.00%
Number of customers | customer	1	1
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 368,800	$ 170,100
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 620,400	$ 475,600
Percentage of benchmark derived from specified source	99.00%	98.00%
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10	10	10
Percentage of benchmark derived from specified source	26.00%	23.00%	22.00%